Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Components of Inventories

DECEMBER 31	2013	2012	2011

Raw material	$314.8	$287.7	$295.5
Work in progress	232.9	225.9	219.9
Finished products	201.9	180.9	184.0
Inventories	$749.6	$694.5	$699.4

Inventory reserve at beginning of year	$(83.5)	$(76.1)	$(81.6)
Reversal of reserve	5.1	5.3	5.1
Addition to reserve	(20.8)	(22.9)	(17.2)
Write-off against reserve	10.5	10.4	16.9
Translation difference	0.9	(0.2)	0.7
Inventory reserve at end of year	$(87.8)	$(83.5)	$(76.1)

Total inventories, net of reserve	$661.8	$611.0	$623.3